First-time adoption - Reconciliation of Other Comprehensive Income Statement Pursuant to First Time Adoption of IFRS (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of comparative information prepared under previous GAAP [line items]
Net income	¥ 2,282,378	¥ 2,111,125
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	387,427	(243,853)
Remeasurements of defined benefit plans	216,272	(43,399)
Shares of other comprehensive income of equity method investees	80,472	62,568
Total of items that will not be reclassified to profit (loss)	684,172	(224,684)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	403,636	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(83,503)	113,390
Shares of other comprehensive income of equity method investees	8,172	(35,253)
Total of items that may be reclassified subsequently to profit (loss)	328,305	(283,961)
Total other comprehensive income, net of tax	1,012,476	(508,645)
Comprehensive income	3,294,854	1,602,480
Comprehensive income for the period attributable to [abstract]
Toyota Motor Corporation	3,217,806	1,555,009
Non-controlling interests	77,048	47,472
Comprehensive income	¥ 3,294,854	1,602,480
Previous GAAP [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Net income		2,142,329
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		118,363
Remeasurements of defined benefit plans		(60,196)
Total of items that will not be reclassified to profit (loss)		58,167
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations		(333,854)
Total of items that may be reclassified subsequently to profit (loss)		(333,854)
Total other comprehensive income, net of tax		(275,687)
Comprehensive income		1,866,642
Comprehensive income for the period attributable to [abstract]
Toyota Motor Corporation		1,820,764
Non-controlling interests		45,878
Comprehensive income		1,866,642
Effect of transition to IFRSs [Member]
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		(118,363)
Remeasurements of defined benefit plans		(612)
Shares of other comprehensive income of equity method investees		612
Total of items that will not be reclassified to profit (loss)		(118,363)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations		89,371
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		118,363
Shares of other comprehensive income of equity method investees		(89,371)
Total of items that may be reclassified subsequently to profit (loss)		118,363
Adjustment of recognition and measurement [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Net income		(31,204)
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		(243,853)
Remeasurements of defined benefit plans		17,409
Shares of other comprehensive income of equity method investees		61,956
Total of items that will not be reclassified to profit (loss)		(164,488)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations		(117,614)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income		(4,973)
Shares of other comprehensive income of equity method investees		54,118
Total of items that may be reclassified subsequently to profit (loss)		(68,469)
Total other comprehensive income, net of tax		(232,958)
Comprehensive income		(264,162)
Comprehensive income for the period attributable to [abstract]
Toyota Motor Corporation		(265,756)
Non-controlling interests		1,594
Comprehensive income		¥ (264,162)